Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
	August 31, 2015
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$3,732	$—	$—	$3,732
Certificates of deposit — available for sale	—	60	—	60
Total	$3,732	$60	$—	$3,792

	August 31, 2014
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,114	$—	$—	$2,114
Certificates of deposit — available for sale	—	4,240	—	4,240
Commercial paper — available for sale	—	5,249	—	5,249
Corporate bonds — available for sale	—	15,150	—	15,150
Total	$2,114	$24,639	$—	$26,753

Schedule of weighted-average assumptions used in estimation of fair value of the common stock warrant liabilities
Year Ended August 31, 2015
Expected term (in years)	4.91 - 5.49
Expected volatility	69.80%
Risk free interest rate	1.54%
Expected dividend yield	0%

Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable
	As of August 31,
Customers	2015	2014
Customer B	23.7	59.5
Customer E	18.9	25.9
Customer F	38.2	**
Customer G	16.1	**

**	No balance

Schedule of Customers Representing Greater than Ten Percent of Revenue
	Year Ended August 31,
Customers	2015	2014
Customer A	**	17.5
Customer B	33.5	41.9
Customer E	12.2	16.5
Customer F	13.1	11.6
Customer I	11.9	**
**	No revenue

Schedule of Depreciation Period for Property and Equipment
Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Schedule of Accumulated Other Comprehensive Income
			Accumulated
	Foreign	Unrealized	Other
	Currency	Gains (Losses)	Comprehensive
	Translation	on Securities	Loss
Balance at August 31, 2013	$(684)	$(12)	$(696)
Comprehensive gain	100	1	101
Balance at August 31, 2014	(584)	(11)	(595)
Comprehensive gain	1,346	11	1,357
Balance at August 31, 2015	$762	$-	$762

Schedule of Potentially Dilutive, Common Share Equivalents Excluded from Calculation of Diluted Net Loss Per Common Share
	Year Ended
	August 31,
	2015	2014
Options to purchase common stock	409,763	396,504
Warrants to purchase common stock	2,775,083	320,255
Total	3,184,846	716,759